UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.5%
----------------------------------------------------------------
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--2.7%
----------------------------------------------------------------
Deere                                    10,980   $     1,044
                                                  ------------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              1,044
                                                  ------------
----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--8.1%
----------------------------------------------------------------
Apple*                                   21,560         1,829
Dell*                                    50,800         1,275
                                                  ------------
Total Computer & Peripheral Equipment
   Manufacturing                                        3,104
                                                  ------------
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--4.4%
----------------------------------------------------------------
Sun Microsystems*                       308,670         1,673
                                                  ------------
Total Computer Systems Design & Related Services        1,673
                                                  ------------
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.9%
----------------------------------------------------------------
UBS                                      24,640         1,486
                                                  ------------
Total Depository Credit Intermediation                  1,486
                                                  ------------
----------------------------------------------------------------
HOME HEALTH CARE SERVICES--3.4%
----------------------------------------------------------------
Intuitive Surgical*                      13,540         1,298
                                                  ------------
Total Home Health Care Services                         1,298
                                                  ------------
----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.1%
----------------------------------------------------------------
Kla-Tencor #                             31,110         1,548
                                                  ------------
Total Industrial Machinery Manufacturing                1,548
                                                  ------------
----------------------------------------------------------------
INFORMATION SERVICES--5.0%
----------------------------------------------------------------
Google, Cl A*                             4,110         1,893
                                                  ------------
Total Information Services                              1,893
                                                  ------------
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--4.7%
----------------------------------------------------------------
Starbucks*                               50,530         1,790
                                                  ------------
Total Limited-Service Eating Places                     1,790
                                                  ------------
----------------------------------------------------------------
METAL ORE MINING--3.4%
----------------------------------------------------------------
Cameco #                                 31,940         1,292
                                                  ------------
Total Metal Ore Mining                                  1,292
                                                  ------------

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--3.1%
----------------------------------------------------------------
ABB ADR #                                65,340   $     1,175
                                                  ------------
Total Natural Gas Transmission & Distribution           1,175
                                                  ------------
----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--3.1%
----------------------------------------------------------------
Coach*                                   27,520         1,182
                                                  ------------
Total Other Leather & Allied Product Manufacturing      1,182
                                                  ------------
----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--4.1%
----------------------------------------------------------------
International Game Technology            33,560         1,550
                                                  ------------
Total Other Miscellaneous Manufacturing                 1,550
                                                  ------------
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--8.0%
----------------------------------------------------------------
Allergan                                 12,440         1,490
Gilead Sciences*                         24,260         1,575
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           3,065
                                                  ------------
----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--4.6%
----------------------------------------------------------------
Monsanto                                 33,630         1,767
                                                  ------------
Total Scientific R&D Services                           1,767
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--4.6%
----------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings, Cl A                         3,470         1,769
                                                  ------------
Total Securities & Commodity Exchanges                  1,769
                                                  ------------
----------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--17.6%
----------------------------------------------------------------
Broadcom, Cl A*                          53,800         1,738
Cisco Systems*                           45,910         1,255
JDS Uniphase*                            73,518         1,225
Nvidia*                                  38,170         1,412
Qimonda ADR* #                           61,720         1,081
                                                  ------------
Total Semiconductor & Electronic Component
   Manufacturing                                        6,711
                                                  ------------
----------------------------------------------------------------
SOFTWARE PUBLISHERS--7.2%
----------------------------------------------------------------
Akamai Technologies*                     20,640         1,096
Salesforce.com* #                        45,730         1,667
                                                  ------------
Total Software Publishers                               2,763
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
TELECOMMUNICATIONS--7.5%
----------------------------------------------------------------
Crown Castle International*              40,870   $     1,320
NII Holdings*                            23,610         1,522
                                                  ------------
Total Telecommunications                                2,842
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $32,057)                                       37,952
                                                  ------------
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--12.2%
----------------------------------------------------------------
Boston Global Investment Trust--
   Enhanced Portfolio (1)             4,668,480         4,668
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES
  (COST $4,668)                                         4,668
                                                  ------------
----------------------------------------------------------------
----------------------------------------------------------------
CASH EQUIVALENT--0.5%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**       188,598           189
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $189)                                             189
                                                  ------------
----------------------------------------------------------------
TOTAL INVESTMENTS--112.2%
  (COST $36,914)+                                 $    42,809
                                                  ============


Percentages are based on Net Assets of $38,140.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $4,474,462.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $36,920, and the unrealized appreciation and depreciation were $6,662 and $(773), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)

----------------------------------------------------------------
COMMON STOCK--98.2%
----------------------------------------------------------------
----------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.0%
----------------------------------------------------------------
CB Richard Ellis Group, Cl A*            41,280   $     1,370
                                                  ------------
Total Activities Related to Real Estate                 1,370
                                                  ------------
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--3.6%
----------------------------------------------------------------
Cameron International*                   34,590         1,835
Deere                                    14,010         1,332
National Oilwell Varco*                  30,350         1,857
                                                  ------------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              5,024
                                                  ------------
----------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--0.5%
----------------------------------------------------------------
Harman International Industries           7,540           753
                                                  ------------
Total Audio & Video Equipment Manufacturing               753
                                                  ------------
----------------------------------------------------------------
BEVERAGE MANUFACTURING--2.2%
----------------------------------------------------------------
PepsiCo                                  49,750         3,112
                                                  ------------
Total Beverage Manufacturing                            3,112
                                                  ------------
----------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.8%
----------------------------------------------------------------
Comcast, Cl A*                           60,190         2,548
                                                  ------------
Total Cable Networks & Program Distribution             2,548
                                                  ------------
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
----------------------------------------------------------------
Nokia ADR                                47,720           970
                                                  ------------
Total Communications Equipment Manufacturing              970
                                                  ------------
----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--3.3%
----------------------------------------------------------------
Apple*                                   28,460         2,414
Dell*                                    59,480         1,492
SanDisk*                                 16,680           718
                                                  ------------
Total Computer & Peripheral Equipment
   Manufacturing                                        4,624
                                                  ------------
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.7%
----------------------------------------------------------------
Sun Microsystems*                       176,130           955
                                                  ------------
Total Computer Systems Design & Related Services          955
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.8%
----------------------------------------------------------------
Polo Ralph Lauren                        13,540   $     1,051
                                                  ------------
Total Cut & Sew Apparel Manufacturing                   1,051
                                                  ------------
----------------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
----------------------------------------------------------------
Fiserv*                                  23,100         1,211
Global Payments                          34,770         1,610
                                                  ------------
Total Data Processing Services                          2,821
                                                  ------------
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.3%
----------------------------------------------------------------
Mellon Financial                         70,910         2,989
UBS                                      47,780         2,883
Wells Fargo                              82,720         2,941
                                                  ------------
Total Depository Credit Intermediation                  8,813
                                                  ------------
----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.7%
----------------------------------------------------------------
General Electric                        177,470         6,604
                                                  ------------
Total Electrical Equipment Manufacturing                6,604
                                                  ------------
----------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--2.7%
----------------------------------------------------------------
Applera - Applied Biosystems Group       34,300         1,259
Roper Industries                         21,900         1,100
Thermo Fisher Scientific*                31,380         1,421
                                                  ------------
Total Electronic Instrument Manufacturing               3,780
                                                  ------------
----------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.5%
----------------------------------------------------------------
Nutri/System*                            10,390           659
                                                  ------------
Total Electronic Shopping & Mail-Order Houses             659
                                                  ------------
----------------------------------------------------------------
FOUNDRIES--0.8%
----------------------------------------------------------------
Precision Castparts                      14,460         1,132
                                                  ------------
Total Foundries                                         1,132
                                                  ------------
----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.7%
----------------------------------------------------------------
Archer-Daniels-Midland                   74,320         2,375
                                                  ------------
Total Grain & Oilseed Milling                           2,375
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.4%
----------------------------------------------------------------
Intuitive Surgical*                       6,100   $       585
                                                  ------------
Total Home Health Care Services                           585
                                                  ------------
----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.7%
----------------------------------------------------------------
Kla-Tencor                               46,370         2,307
                                                  ------------
Total Industrial Machinery Manufacturing                2,307
                                                  ------------
----------------------------------------------------------------
INFORMATION SERVICES--3.5%
----------------------------------------------------------------
Google, Cl A*                            10,460         4,817
                                                  ------------
Total Information Services                              4,817
                                                  ------------
----------------------------------------------------------------
INSURANCE CARRIERS--0.4%
----------------------------------------------------------------
Covanta Holding*                         24,710           545
                                                  ------------
Total Insurance Carriers                                  545
                                                  ------------
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
----------------------------------------------------------------
Starbucks*                               34,510         1,222
                                                  ------------
Total Limited-Service Eating Places                     1,222
                                                  ------------
----------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--1.0%
----------------------------------------------------------------
C.H. Robinson Worldwide                  34,030         1,391
                                                  ------------
Total Management & Technical Consulting Services        1,391
                                                  ------------
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.5%
----------------------------------------------------------------
Baxter International                     45,530         2,112
                                                  ------------
Total Medical Equipment & Supplies Manufacturing        2,112
                                                  ------------
----------------------------------------------------------------
METAL ORE MINING--1.1%
----------------------------------------------------------------
Cameco                                   18,750           758
Freeport-McMoRan
 Copper & Gold, Cl B                     14,280           796
                                                  ------------
Total Metal Ore Mining                                  1,554
                                                  ------------
----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.4%
----------------------------------------------------------------
News, Cl A                               90,150         1,936
                                                  ------------
Total Motion Picture & Video Industries                 1,936
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.2%
----------------------------------------------------------------
American Express                         50,610   $     3,070
                                                  ------------
Total Nondepository Credit Intermediation               3,070
                                                  ------------
----------------------------------------------------------------
OIL & GAS EXTRACTION--3.0%
----------------------------------------------------------------
Petroleo Brasileiro ADR                  16,680         1,718
XTO Energy                               51,566         2,426
                                                  ------------
Total Oil & Gas Extraction                              4,144
                                                  ------------
----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.8%
----------------------------------------------------------------
T. Rowe Price Group                      58,420         2,557
                                                  ------------
Total Other Financial Investment Activities             2,557
                                                  ------------
----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.1%
----------------------------------------------------------------
Coach*                                   34,360         1,476
                                                  ------------
Total Other Leather & Allied Product Manufacturing      1,476
                                                  ------------
----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.4%
----------------------------------------------------------------
International Game Technology            41,140         1,901
                                                  ------------
Total Other Miscellaneous Manufacturing                 1,901
                                                  ------------
----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.5%
----------------------------------------------------------------
Occidental Petroleum                     41,650         2,034
                                                  ------------
Total Petroleum & Coal Products Manufacturing           2,034
                                                  ------------
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.0%
----------------------------------------------------------------
Abbott Laboratories                      39,610         1,929
Allergan                                 15,730         1,884
Gilead Sciences*                         32,830         2,132
Novartis ADR                             19,150         1,100
Roche Holding ADR                        16,550         1,481
Shire ADR                                21,070         1,301
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           9,827
                                                  ------------
----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.1%
----------------------------------------------------------------
UAL*                                     35,650         1,569
                                                  ------------
Total Scheduled Air Transportation                      1,569
                                                  ------------
----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.3%
----------------------------------------------------------------
Celgene*                                 23,840         1,371

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Monsanto                                 36,340   $     1,909
                                                  ------------
Total Scientific R&D Services                           3,280
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--4.9%
----------------------------------------------------------------
Charles Schwab                          148,920         2,880
Goldman Sachs Group                      19,680         3,923
                                                  ------------
Total Securities & Commodity Contracts Brokerage        6,803
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--3.8%
----------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings, Cl A                         5,530         2,819
IntercontinentalExchange*                14,430         1,557
NASDAQ Stock Market*                     31,890           982
                                                  ------------
Total Securities & Commodity Exchanges                  5,358
                                                  ------------
----------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--7.6%
----------------------------------------------------------------
Broadcom, Cl A*                          40,370         1,304
Cisco Systems*                          158,410         4,329
JDS Uniphase*                            52,617           877
Nvidia*                                  35,790         1,325
Sunpower, Cl A*                          27,700         1,030
Texas Instruments                        58,720         1,691
                                                  ------------
Total Semiconductor & Electronic Component
   Manufacturing                                       10,556
                                                  ------------
----------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--4.1%
----------------------------------------------------------------
Colgate-Palmolive                        25,530         1,666
Procter & Gamble                         62,550         4,020
                                                  ------------
Total Soap, Cleaning Compound & Toiletry
   Manufacturing                                        5,686
                                                  ------------
----------------------------------------------------------------
SOFTWARE PUBLISHERS--2.3%
----------------------------------------------------------------
Akamai Technologies*                     19,930         1,059
Electronic Arts*                         20,900         1,052
Salesforce.com*                          30,040         1,095
                                                  ------------
Total Software Publishers                               3,206
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--1.5%
----------------------------------------------------------------
Schlumberger                             32,070   $     2,026
                                                  ------------
Total Support Activities for Mining                     2,026
                                                  ------------
----------------------------------------------------------------
TELECOMMUNICATIONS--5.5%
----------------------------------------------------------------
Crown Castle International*              36,670         1,184
Leap Wireless International*             26,120         1,553
NII Holdings*                            43,710         2,817
Time Warner Telecom, Cl A*              106,220         2,117
                                                  ------------
Total Telecommunications                                7,671
                                                  ------------
----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.1%
----------------------------------------------------------------
Las Vegas Sands*                         17,350         1,552
                                                  ------------
Total Traveler Accommodation                            1,552
                                                  ------------
----------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.8%
----------------------------------------------------------------
Aqua America                             52,136         1,188
                                                  ------------
Total Water, Sewage & Other Systems                     1,188
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $123,271)                                     136,964
                                                  ------------
----------------------------------------------------------------
CASH EQUIVALENT--1.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**     1,958,001         1,958
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $1,958)                                         1,958
                                                  ------------
----------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
  (COST $125,229)+                                $   138,922
                                                  ============

Percentages are based on Net Assets of $139,441.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $125,477, and the unrealized appreciation and depreciation were $15,165 and $(1,720), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--85.8%
----------------------------------------------------------------
----------------------------------------------------------------
ACCOUNTING & BOOKKEEPING SERVICES--0.6%
----------------------------------------------------------------
CBIZ* #                                 497,450   $     3,467
                                                  ------------
Total Accounting & Bookkeeping Services                 3,467
                                                  ------------
----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--2.6%
----------------------------------------------------------------
AAR* #                                  232,100         6,775
Heico #                                 133,150         5,170
LMI Aerospace* #                        222,760         3,449
                                                  ------------
Total Aerospace Product & Parts Manufacturing          15,394
                                                  ------------
----------------------------------------------------------------
AGRICULTURAL CHEMICAL MANUFACTURING--0.8%
----------------------------------------------------------------
Terra Industries* #                     413,150         4,950
                                                  ------------
Total Agricultural Chemical Manufacturing               4,950
                                                  ------------
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--4.7%
----------------------------------------------------------------
Bucyrus International, Cl A #           283,730        14,686
Input/Output*                           128,090         1,746
Lufkin Industries #                     100,350         5,828
NATCO Group, Cl A* #                    171,075         5,454
                                                  ------------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                             27,714
                                                  ------------
----------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.4%
----------------------------------------------------------------
RTI International Metals*               104,507         8,175
                                                  ------------
Total Architectural & Structural Metals
 Manufacturing                                          8,175
                                                  ------------
----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.4%
----------------------------------------------------------------
Tetra Technologies* #                   313,480         8,019
                                                  ------------
Total Basic Chemical Manufacturing                      8,019
                                                  ------------
----------------------------------------------------------------
BEVERAGE MANUFACTURING--0.4%
----------------------------------------------------------------
Boston Beer, Cl A*                       68,034         2,448
                                                  ------------
Total Beverage Manufacturing                            2,448
                                                  ------------
----------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.8%
----------------------------------------------------------------
ICT Group*                              155,180         4,902
                                                  ------------
Total Business Support Services                         4,902
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CLOTHING STORES--0.8%
----------------------------------------------------------------
Mothers Work* #                          69,132   $     2,723
United Retail Group* #                  147,371         2,066
                                                  ------------
Total Clothing Stores                                   4,789
                                                  ------------
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.1%
----------------------------------------------------------------
Comtech Telecommunications* #           170,185         6,479
                                                  ------------
Total Communications Equipment Manufacturing            6,479
                                                  ------------
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.3%
----------------------------------------------------------------
Perficient* #                           193,934         3,183
Quality Systems* #                      209,900         7,823
Tyler Technologies*                     164,960         2,319
                                                  ------------
Total Computer Systems Design & Related Services       13,325
                                                  ------------
----------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.9%
----------------------------------------------------------------
Hornbeck Offshore Services* #           149,250         5,328
                                                  ------------
Total Deep Sea, Coastal & Great Lakes
 Water Transportation                                   5,328
                                                  ------------
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.6%
----------------------------------------------------------------
Boston Private Financial Holdings #     163,960         4,625
Hanmi Financial #                       185,360         4,176
IBERIABANK #                             56,690         3,347
PFF Bancorp                             166,492         5,746
Preferred Bank #                         54,630         3,283
                                                  ------------
Total Depository Credit Intermediation                 21,177
                                                  ------------
----------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--3.8%
----------------------------------------------------------------
Hologic* #                              193,480         9,148
Novatel* #                              220,630         8,803
Vital Images* #                         133,190         4,635
                                                  ------------
Total Electronic Instrument Manufacturing              22,586
                                                  ------------
----------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
----------------------------------------------------------------
COMSYS IT Partners* #                   160,650         3,247
Kenexa* #                                79,750         2,652
                                                  ------------
Total Employment Services                               5,899
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT
   MANUFACTURING--0.5%
----------------------------------------------------------------
EnPro Industries* #                      92,930   $     3,086
                                                  ------------
Total Engine, Turbine & Power Transmission
   Equipment Manufacturing                              3,086
                                                  ------------
----------------------------------------------------------------
FOOTWEAR MANUFACTURING--3.2%
----------------------------------------------------------------
Deckers Outdoor* #                      158,260         9,488
Heelys* #                                54,070         1,736
Skechers U.S.A., Cl A* #                224,710         7,485
                                                  ------------
Total Footwear Manufacturing                           18,709
                                                  ------------
----------------------------------------------------------------
FORGING & STAMPING--1.3%
----------------------------------------------------------------
Ladish* #                               209,580         7,771
                                                  ------------
Total Forging & Stamping                                7,771
                                                  ------------
----------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
----------------------------------------------------------------
Benihana* #                              27,460           864
Benihana, Cl A*                          91,088         2,797
                                                  ------------
Total Full-Service Restaurants                          3,661
                                                  ------------
----------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.6%
----------------------------------------------------------------
Forward Air #                           122,600         3,547
                                                  ------------
Total General Freight Trucking                          3,547
                                                  ------------
----------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.3%
----------------------------------------------------------------
Middleby* #                              71,980         7,534
                                                  ------------
Total Household Appliance Manufacturing                 7,534
                                                  ------------
----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.0%
----------------------------------------------------------------
Intevac* #                              214,720         5,572
                                                  ------------
Total Industrial Machinery Manufacturing                5,572
                                                  ------------
----------------------------------------------------------------
INFORMATION SERVICES--1.1%
----------------------------------------------------------------
24/7 Real Media* #                      477,450         4,321
CDC, Cl A*                              246,030         2,337
                                                  ------------
Total Information Services                              6,658
                                                  ------------
----------------------------------------------------------------
INSURANCE CARRIERS--5.0%
----------------------------------------------------------------
American Physicians Capital* #          120,000         4,805


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Harleysville Group #                     96,680   $     3,366
Meadowbrook Insurance Group* #          270,810         2,678
Navigators Group*                       107,460         5,177
Tower Group #                           124,600         3,871
United Fire & Casualty #                 94,370         3,327
WellCare Health Plans* #                 91,650         6,315
                                                  ------------
Total Insurance Carriers                               29,539
                                                  ------------
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
----------------------------------------------------------------
California Pizza Kitchen* #             158,820         5,290
                                                  ------------
Total Limited-Service Eating Places                     5,290
                                                  ------------
----------------------------------------------------------------
MACHINERY AND EQUIPMENT RENTAL & LEASING--0.4%
----------------------------------------------------------------
H&E Equipment Services* #                85,850         2,126
                                                  ------------
Total Machinery and Equipment Rental & Leasing          2,126
                                                  ------------
----------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--4.2%
----------------------------------------------------------------
CRA International* #                    143,830         7,537
HUB Group, Cl A* #                      331,804         9,141
Navigant Consulting* #                  170,250         3,364
Omnicell* #                             257,120         4,790
                                                  ------------
Total Management & Technical Consulting Services       24,832
                                                  ------------
----------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.8%
----------------------------------------------------------------
Icon ADR*                               129,910         4,898
                                                  ------------
Total Medical & Diagnostic Laboratories                 4,898
                                                  ------------
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.5%
----------------------------------------------------------------
Arthrocare* #                            68,690         2,742
                                                  ------------
Total Medical Equipment & Supplies Manufacturing        2,742
                                                  ------------
----------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.3%
----------------------------------------------------------------
Central Garden and Pet*                  37,910         1,836
                                                  ------------
Total Miscellaneous Nondurable Goods Wholesale          1,836
                                                  ------------
----------------------------------------------------------------
NONRESIDENTIAL BUILDING CONSTRUCTION--0.7%
----------------------------------------------------------------
Perini* #                               134,800         4,149
                                                  ------------
Total Nonresidential Building Construction              4,149
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
OIL & GAS EXTRACTION--2.5%
----------------------------------------------------------------
Carrizo Oil & Gas* #                    127,940   $     3,713
Penn Virginia #                          95,370         6,679
PetroHawk Energy* #                     389,284         4,477
                                                  ------------
Total Oil & Gas Extraction                             14,869
                                                  ------------
----------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.6%
----------------------------------------------------------------
Great Wolf Resorts* #                   248,286         3,466
                                                  ------------
Total Other Amusement & Recreation Industries           3,466
                                                  ------------
----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.5%
----------------------------------------------------------------
U.S. Global Investors, Cl A* #           43,910         2,953
                                                  ------------
Total Other Financial Investment Activities             2,953
                                                  ------------
----------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.3%
----------------------------------------------------------------
Robbins & Myers #                        34,120         1,567
                                                  ------------
Total Other General Purpose Machinery
 Manufacturing                                          1,567
                                                  ------------
----------------------------------------------------------------
OTHER INFORMATION SERVICES--0.9%
----------------------------------------------------------------
PeopleSupport* #                        255,058         5,369
                                                  ------------
Total Other Information Services                        5,369
                                                  ------------
----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.9%
----------------------------------------------------------------
Highland Hospitality #                  381,670         5,439
                                                  ------------
Total Other Investment Pools & Funds                    5,439
                                                  ------------
----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
----------------------------------------------------------------
Shuffle Master* #                       168,245         4,408
                                                  ------------
Total Other Miscellaneous Manufacturing                 4,408
                                                  ------------
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.9%
----------------------------------------------------------------
Alexion Pharmaceuticals* #              135,920         5,490
American Oriental Bioengineering* #     211,570         2,469
Cypress Bioscience*                     283,640         2,198
InterMune* #                            111,760         3,437
Medivation* #                           108,180         1,711
New River Pharmaceuticals* #            143,640         7,859
Noven Pharmaceuticals* #                238,520         6,070
Nuvelo* #                               326,580         1,306
Omrix Biopharmaceuticals* #             178,760         5,409


                                                      Value
                                          Shares       (000)
----------------------------------------------------------------
Pozen* #                                433,320   $     7,362
Xenoport*                               123,170         3,024
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing          46,335
                                                  ------------
----------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.4%
----------------------------------------------------------------
Comfort Systems USA #                   184,910         2,337
                                                  ------------
Total Plumbing, Heating & AC Contractor                 2,337
                                                  ------------
----------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT & SUPPLY
   WHOLESALE--1.1%
----------------------------------------------------------------
Sigma Designs* #                        264,110         6,722
                                                  ------------
Total Professional & Commercial
   Equipment & Supply Wholesale                         6,722
                                                  ------------
----------------------------------------------------------------
RAIL TRANSPORTATION--1.0%
----------------------------------------------------------------
Genesee & Wyoming, Cl A* #              226,495         5,943
                                                  ------------
Total Rail Transportation                               5,943
                                                  ------------
----------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.6%
----------------------------------------------------------------
Copa Holdings, Cl A                     204,030         9,500
                                                  ------------
Total Scheduled Air Transportation                      9,500
                                                  ------------
----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.7%
----------------------------------------------------------------
Kendle International* #                 115,070         3,619
Parexel International* #                224,060         6,491
                                                  ------------
Total Scientific R&D Services                          10,110
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--1.3%
----------------------------------------------------------------
Penson Worldwide* #                     196,760         5,393
Thomas Weisel Partners Group* #          99,930         2,108
                                                  ------------
Total Securities & Commodity Contracts Brokerage        7,501
                                                  ------------
----------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--2.8%
----------------------------------------------------------------
Aeroflex* #                             473,360         5,548
Diodes* #                               132,705         4,708
NetList* #                              430,250         4,182
Syntax-Brillian* #                      257,140         2,209
                                                  ------------
Total Semiconductor & Electronic Component
   Manufacturing                                       16,647
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEWING, NEEDLEWORK & PIECE GOODS STORES--0.5%
----------------------------------------------------------------
Jo-Ann Stores* #                        121,480   $     2,988
                                                  ------------
Total Sewing, Needlework & Piece Goods Stores           2,988
                                                  ------------
----------------------------------------------------------------
SOFTWARE PUBLISHERS--3.2%
----------------------------------------------------------------
Actuate* #                              864,320         5,134
Ansys* #                                128,990         5,610
DivX* #                                  61,710         1,424
Smith Micro Software* #                 115,980         1,646
The9 ADR* #                             154,850         4,989
                                                  ------------
Total Software Publishers                              18,803
                                                  ------------
----------------------------------------------------------------
SPECIALTY FOOD STORES--1.0%
----------------------------------------------------------------
Wild Oats Markets* #                    392,451         5,643
                                                  ------------
Total Specialty Food Stores                             5,643
                                                  ------------
----------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.6%
----------------------------------------------------------------
Barnes Group #                          158,530         3,448
                                                  ------------
Total Spring & Wire Product Manufacturing               3,448
                                                  ------------
----------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--1.0%
----------------------------------------------------------------
Claymont Steel Holdings*                172,430         3,171
Northwest Pipe*                          79,620         2,677
                                                  ------------
Total Steel Product Manufacturing from
   Purchased Steel                                      5,848
                                                  ------------
----------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--4.4%
----------------------------------------------------------------
Dawson Geophysical* #                    80,410         2,929
Oceaneering International* #            239,130         9,494
Pioneer Drilling* #                     262,590         3,487
Seitel*                                 669,890         2,395
W-H Energy Services* #                  155,800         7,586
                                                  ------------
Total Support Activities for Mining                    25,891
                                                  ------------
----------------------------------------------------------------
TELECOMMUNICATIONS--0.8%
----------------------------------------------------------------
Dobson Communications, Cl A*            465,550         4,055
Stratex Networks*                       121,690           588
                                                  ------------
Total Telecommunications                                4,643
                                                  ------------
----------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
----------------------------------------------------------------
Trump Entertainment Resorts* #          174,740         3,187
                                                  ------------
Total Traveler Accommodation                            3,187
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
WASTE COLLECTION--0.7%
----------------------------------------------------------------
Clean Harbors*                           90,430   $     4,378
                                                  ------------
Total Waste Collection                                  4,378
                                                  ------------
----------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
----------------------------------------------------------------
Artesian Resources, Cl A                 57,705         1,134
                                                  ------------
Total Water, Sewage & Other Systems                     1,134
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $376,124)                                     505,731
                                                  ------------
----------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--49.3%
----------------------------------------------------------------
Boston Global Investment Trust--
   Enhanced Portfolio (1)           290,967,638       290,968
                                                  ------------
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES
  (COST $290,968)                                     290,968
                                                  ------------
----------------------------------------------------------------
CASH EQUIVALENT--10.0%
----------------------------------------------------------------
BlackRock TempCash Fund,
  Institutional Shares, 5.198%**     58,827,627        58,828
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $58,828)                                       58,828
                                                  ------------
----------------------------------------------------------------
TOTAL INVESTMENTS--145.1%
  (COST $725,920)+                                $   855,527
                                                  ============

Percentages are based on Net Assets of $589,758.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $277,293,795.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
December 31, 2006 (Unaudited)

+ At December 31, 2006, the tax basis cost of the Fund's investments was $726,109, and the unrealized appreciation and depreciation were $139,885 and $(10,467), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.2%
----------------------------------------------------------------
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--1.4%
----------------------------------------------------------------
Deere                                     3,270   $       311
                                                  ------------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                311
                                                  ------------
----------------------------------------------------------------
BEVERAGE MANUFACTURING--4.2%
----------------------------------------------------------------
PepsiCo                                  15,040           941
                                                  ------------
Total Beverage Manufacturing                              941
                                                  ------------
----------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.3%
----------------------------------------------------------------
Comcast, Cl A*                            6,860           290
                                                  ------------
Total Cable Networks & Program Distribution               290
                                                  ------------
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--3.9%
----------------------------------------------------------------
Ericsson Telephone ADR                    6,980           281
Nokia ADR                                13,410           272
Research In Motion*                       2,620           335
                                                  ------------
Total Communications Equipment Manufacturing              888
                                                  ------------
----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--7.2%
----------------------------------------------------------------
Apple*                                    8,320           706
Dell*                                    14,060           353
Network Appliance*                        8,790           345
SanDisk*                                  5,050           217
                                                  ------------
Total Computer & Peripheral Equipment
   Manufacturing                                        1,621
                                                  ------------
----------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.3%
----------------------------------------------------------------
Sun Microsystems*                        94,730           513
                                                  ------------
Total Computer Systems Design & Related Services          513
                                                  ------------
----------------------------------------------------------------
COURIERS--1.2%
----------------------------------------------------------------
FedEx                                     2,410           262
                                                  ------------
Total Couriers                                            262
                                                  ------------
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.9%
----------------------------------------------------------------
UBS                                       5,510           333
Wells Fargo                               9,230           328
                                                  ------------
Total Depository Credit Intermediation                    661
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.6%
----------------------------------------------------------------
General Electric                         34,320   $     1,277
                                                  ------------
Total Electrical Equipment Manufacturing                1,277
                                                  ------------
----------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--3.5%
----------------------------------------------------------------
Danaher                                   4,510           327
Thermo Fisher Scientific*                10,160           460
                                                  ------------
Total Electronic Instrument Manufacturing                 787
                                                  ------------
----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.8%
----------------------------------------------------------------
Archer-Daniels-Midland                   12,440           398
                                                  ------------
Total Grain & Oilseed Milling                             398
                                                  ------------
----------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.1%
----------------------------------------------------------------
Kla-Tencor                                9,780           487
                                                  ------------
Total Industrial Machinery Manufacturing                  487
                                                  ------------
----------------------------------------------------------------
INFORMATION SERVICES--4.7%
----------------------------------------------------------------
Google, Cl A*                             2,300         1,059
                                                  ------------
Total Information Services                              1,059
                                                  ------------
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.9%
----------------------------------------------------------------
Starbucks*                               11,830           419
                                                  ------------
Total Limited-Service Eating Places                       419
                                                  ------------
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.6%
----------------------------------------------------------------
Baxter International                     12,820           595
                                                  ------------
Total Medical Equipment & Supplies Manufacturing          595
                                                  ------------
----------------------------------------------------------------
METAL ORE MINING--1.0%
----------------------------------------------------------------
Cameco                                    5,730           232
                                                  ------------
Total Metal Ore Mining                                    232
                                                  ------------
----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.5%
----------------------------------------------------------------
News, Cl A                               26,330           566
                                                  ------------
Total Motion Picture & Video Industries                   566
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.4%
----------------------------------------------------------------
Toyota Motor ADR                          2,370   $       318
                                                  ------------
Total Motor Vehicle Manufacturing                         318
                                                  ------------
----------------------------------------------------------------
OIL & GAS EXTRACTION--1.0%
----------------------------------------------------------------
XTO Energy                                5,000           235
                                                  ------------
Total Oil & Gas Extraction                                235
                                                  ------------
----------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.5%
----------------------------------------------------------------
Coach*                                    7,830           336
                                                  ------------
Total Other Leather & Allied Product Manufacturing        336
                                                  ------------
----------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.1%
----------------------------------------------------------------
International Game Technology            10,410           481
                                                  ------------
Total Other Miscellaneous Manufacturing                   481
                                                  ------------
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--12.0%
----------------------------------------------------------------
Abbott Laboratories                      12,120           590
Allergan                                  3,560           426
Gilead Sciences*                         10,160           660
Novartis ADR                              3,860           222
Roche Holding ADR                         6,750           604
Shire ADR                                 3,500           216
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing           2,718
                                                  ------------
----------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.9%
----------------------------------------------------------------
Celgene*                                  5,910           340
Monsanto                                  5,920           311
                                                  ------------
Total Scientific R&D Services                             651
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--4.5%
----------------------------------------------------------------
Charles Schwab                           24,210           468
Goldman Sachs Group                       2,710           540
                                                  ------------
Total Securities & Commodity Contracts Brokerage        1,008
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.0%
----------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings, Cl A                           890           454
                                                  ------------
Total Securities & Commodity Exchanges                    454
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--11.2%
----------------------------------------------------------------
Broadcom, Cl A*                          15,680   $       507
Cisco Systems*                           40,970         1,120
Nvidia*                                  11,630           430
Texas Instruments                        16,840           485
                                                  ------------
Total Semiconductor & Electronic Component
   Manufacturing                                        2,542
                                                  ------------
----------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--2.5%
----------------------------------------------------------------
Procter & Gamble                          8,670           557
                                                  ------------
Total Soap, Cleaning Compound & Toiletry
   Manufacturing                                          557
                                                  ------------
----------------------------------------------------------------
SOFTWARE PUBLISHERS--1.3%
----------------------------------------------------------------
Electronic Arts*                          6,020           303
                                                  ------------
Total Software Publishers                                 303
                                                  ------------
----------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--0.9%
----------------------------------------------------------------
WM Wrigley Jr                             3,750           194
                                                  ------------
Total Sugar & Confectionery Product Manufacturing         194
                                                  ------------
----------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--1.3%
----------------------------------------------------------------
Weatherford International*                7,090           296
                                                  ------------
Total Support Activities for Mining                       296
                                                  ------------
----------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
----------------------------------------------------------------
NII Holdings*                             4,620           298
                                                  ------------
Total Telecommunications                                  298
                                                  ------------
----------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--1.4%
----------------------------------------------------------------
American Tower, Cl A*                     8,300           309
                                                  ------------
Total Telecommunications Resellers                        309
                                                  ------------
----------------------------------------------------------------
TRAVELER ACCOMMODATION--1.8%
----------------------------------------------------------------
Las Vegas Sands*                          4,550           407
                                                  ------------
Total Traveler Accommodation                              407
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $19,329)                                       22,414
                                                  ------------
----------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CASH EQUIVALENT--1.4%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**       327,120   $       327
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $327)                                             327
                                                  ------------
----------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
  (COST $19,656)+                                 $    22,741
                                                  ============

Percentages are based on Net Assets of $22,604.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $19,690, and the unrealized appreciation and depreciation were $3,316 and $(265), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
COMMON STOCK--99.8%
----------------------------------------------------------------
----------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--0.9%
----------------------------------------------------------------
Express Scripts*                             90   $         6
                                                  ------------
Total Administration of Human Resource Programs             6
                                                  ------------
----------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.5%
----------------------------------------------------------------
Armor Holdings*                              80             4
Northrop Grumman                             80             6
                                                  ------------
Total Aerospace Product & Parts Manufacturing              10
                                                  ------------
----------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--2.2%
----------------------------------------------------------------
Deere                                       100             9
Grant Prideco*                              140             6
                                                  ------------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                                 15
                                                  ------------
----------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.6%
----------------------------------------------------------------
Dow Chemical                                 90             4
                                                  ------------
Total Basic Chemical Manufacturing                          4
                                                  ------------
----------------------------------------------------------------
BEVERAGE MANUFACTURING--1.2%
----------------------------------------------------------------
Hansen Natural*                             110             4
Molson Coors Brewing, Cl B                   60             4
                                                  ------------
Total Beverage Manufacturing                                8
                                                  ------------
----------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--2.2%
----------------------------------------------------------------
Comcast, Cl A*                              130             6
DIRECTV Group*                              360             9
                                                  ------------
Total Cable Networks & Program Distribution                15
                                                  ------------
----------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.2%
----------------------------------------------------------------
Dell*                                       340             8
International Business Machines              70             7
                                                  ------------
Total Computer & Peripheral Equipment
   Manufacturing                                           15
                                                  ------------
----------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.7%
----------------------------------------------------------------
Phillips-Van Heusen                         100             5
                                                  ------------
Total Cut & Sew Apparel Manufacturing                       5
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
CUTLERY & HANDTOOL MANUFACTURING--0.7%
----------------------------------------------------------------
Pentair                                     150   $         5
                                                  ------------
Total Cutlery & Handtool Manufacturing                      5
                                                  ------------
----------------------------------------------------------------
DATA PROCESSING SERVICES--2.2%
----------------------------------------------------------------
Fair Isaac                                  150             6
Fidelity National Information
Services                                    210             9
                                                  ------------
Total Data Processing Services                             15
                                                  ------------
----------------------------------------------------------------
DEPARTMENT STORES--1.3%
----------------------------------------------------------------
J.C. Penney                                 120             9
                                                  ------------
Total Department Stores                                     9
                                                  ------------
----------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--10.9%
----------------------------------------------------------------
Bank of America                             240            13
Citigroup                                   270            15
Marshall & Ilsley                           200            10
Northern Trust                              180            11
Synovus Financial                           340            10
U.S. Bancorp                                430            15
                                                  ------------
Total Depository Credit Intermediation                     74
                                                  ------------
----------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--5.9%
----------------------------------------------------------------
AES*                                        210             5
Allegheny Energy*                           160             7
Centerpoint Energy                          610            10
Constellation Energy Group                  140            10
Sierra Pacific Resources*                   460             8
                                                  ------------
Total Electric Power Generation,
   Transmission & Distribution                             40
                                                  ------------
----------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.1%
----------------------------------------------------------------
General Electric                            370            14
                                                  ------------
Total Electrical Equipment Manufacturing                   14
                                                  ------------
----------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.7%
----------------------------------------------------------------
WESCO International*                         80             5
                                                  ------------
Total Electrical Goods Wholesale                            5
                                                  ------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
FOUNDRIES--0.8%
----------------------------------------------------------------
Precision Castparts                          70   $         6
                                                  ------------
Total Foundries                                             6
                                                  ------------
----------------------------------------------------------------
GRAIN & OILSEED MILLING--1.3%
----------------------------------------------------------------
Archer-Daniels-Midland                      290             9
                                                  ------------
Total Grain & Oilseed Milling                               9
                                                  ------------
----------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
----------------------------------------------------------------
CVS                                         170             5
                                                  ------------
Total Health & Personal Care Stores                         5
                                                  ------------
----------------------------------------------------------------
INSURANCE CARRIERS--10.6%
----------------------------------------------------------------
American International Group                230            16
Cigna                                        50             7
Delphi Financial Group, Cl A                150             6
Hanover Insurance Group                     130             6
Humana*                                     130             7
Loews                                       240            10
St. Paul Travelers                          200            11
W.R. Berkley                                260             9
                                                  ------------
Total Insurance Carriers                                   72
                                                  ------------
----------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
----------------------------------------------------------------
McDonald's                                  130             6
                                                  ------------
Total Limited-Service Eating Places                         6
                                                  ------------
----------------------------------------------------------------
LIQUEFIED PETROLEUM GAS (BOTTLED GAS) DEALERS--1.3%
----------------------------------------------------------------
Energy Transfer Partners LP                 160             9
                                                  ------------
Total Liquefied Petroleum Gas (Bottled Gas)
 Dealers                                                    9
                                                  ------------
----------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.6%
----------------------------------------------------------------
Cooper                                       80             4
                                                  ------------
Total Medical Equipment & Supplies Manufacturing            4
                                                  ------------
----------------------------------------------------------------
METALWORKING MACHINERY MANUFACTURING--1.0%
----------------------------------------------------------------
Kennametal                                  110             7
                                                  ------------
Total Metalworking Machinery Manufacturing                  7
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.2%
----------------------------------------------------------------
Altria Group                                 90   $         8
                                                  ------------
Total Miscellaneous Nondurable Goods Wholesale              8
                                                  ------------
----------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.5%
----------------------------------------------------------------
News, Cl A                                  220             5
Walt Disney                                 160             5
                                                  ------------
Total Motion Picture & Video Industries                    10
                                                  ------------
----------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.4%
----------------------------------------------------------------
Oshkosh Truck                                70             3
                                                  ------------
Total Motor Vehicle Manufacturing                           3
                                                  ------------
----------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.8%
----------------------------------------------------------------
AmeriCredit*                                300             7
Freddie Mac                                  70             5
                                                  ------------
Total Nondepository Credit Intermediation                  12
                                                  ------------
----------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--1.0%
----------------------------------------------------------------
Martin Marietta Materials                    70             7
                                                  ------------
Total Nonmetallic Mineral Mining & Quarrying                7
                                                  ------------
----------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.9%
----------------------------------------------------------------
Office Depot*                               160             6
                                                  ------------
Total Office Supplies, Stationery & Gift Stores             6
                                                  ------------
----------------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
----------------------------------------------------------------
Newfield Exploration*                       130             6
W&T Offshore                                230             7
                                                  ------------
Total Oil & Gas Extraction                                 13
                                                  ------------
----------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
----------------------------------------------------------------
Affiliated Managers Group*                  100            10
Franklin Resources                           70             8
                                                  ------------
Total Other Financial Investment Activities                18
                                                  ------------
----------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.4%
----------------------------------------------------------------
AvalonBay Communities                        40             5
iStar Financial                             110             5

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND
December 31, 2006 (Unaudited)

                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
Public Storage                               60   $         6
                                                  ------------
Total Other Investment Pools & Funds                       16
                                                  ------------
----------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--12.5%
----------------------------------------------------------------
Chevron                                     260            19
ConocoPhillips                              220            16
Exxon Mobil                                 650            50
                                                  ------------
Total Petroleum & Coal Products Manufacturing              85
                                                  ------------
----------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.4%
----------------------------------------------------------------
Pfizer                                      600            16
Schering-Plough                             300             7
                                                  ------------
Total Pharmaceutical & Medicine Manufacturing              23
                                                  ------------
----------------------------------------------------------------
POWER GENERATION AND SUPPLY--1.2%
----------------------------------------------------------------
NRG Energy*                                 150             8
                                                  ------------
Total Power Generation and Supply                           8
                                                  ------------
----------------------------------------------------------------
PROFESSIONAL & TECHNICAL SERVICES--1.2%
----------------------------------------------------------------
Alliance Data Systems*                      130             8
                                                  ------------
Total Professional & Technical Services                     8
                                                  ------------
----------------------------------------------------------------
RAIL TRANSPORTATION--0.4%
----------------------------------------------------------------
CSX                                         100             3
                                                  ------------
Total Rail Transportation                                   3
                                                  ------------
----------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.4%
----------------------------------------------------------------
Trinity Industries                           90             3
                                                  ------------
Total Railroad Rolling Stock Manufacturing                  3
                                                  ------------
----------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--7.2%
----------------------------------------------------------------
Charles Schwab                              360             7
Goldman Sachs Group                          20             4
JPMorgan Chase                              480            23
Merrill Lynch                               100             9
Morgan Stanley                               70             6
                                                  ------------
Total Securities & Commodity Contracts Brokerage           49
                                                  ------------


                                                       Value
                                          Shares       (000)
----------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--0.9%
----------------------------------------------------------------
Intel                                       300   $         6
                                                  ------------
Total Semiconductor & Electronic Component
   Manufacturing                                            6
                                                  ------------
----------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--2.1%
----------------------------------------------------------------
Procter & Gamble                            220            14
                                                  ------------
Total Soap, Cleaning Compound & Toiletry
   Manufacturing                                           14
                                                  ------------
----------------------------------------------------------------
TELECOMMUNICATIONS--4.3%
----------------------------------------------------------------
AT&T                                        290            10
BellSouth                                   100             5
KT ADR                                      170             4
Qwest Communications International*         460             4
Telephone & Data Systems                    100             6
                                                  ------------
Total Telecommunications                                   29
                                                  ------------
----------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $616)                                             679
                                                  ------------
----------------------------------------------------------------
CASH EQUIVALENT--0.9%
----------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**         6,197             6
                                                  ------------
----------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $6)                                                 6
                                                  ------------
----------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
  (COST $622)+                                    $       685
                                                  ============

Percentages are based on Net Assets of $680.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
+ At December 31, 2006, the tax basis cost of the Fund's investments was $622, and the unrealized appreciation and depreciation were $69 and $(6), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMMON STOCK--101.3%
-------------------------------------------------------------
ACCOUNTING & BOOKKEEPING SERVICES--1.0%
-------------------------------------------------------------
Paychex                                 285,512   $    11,289
                                                  -----------
Total Accounting & Bookkeeping Services                11,289
                                                  -----------

-------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--1.2%
-------------------------------------------------------------
CB Richard Ellis Group, Cl A*           413,270        13,720
                                                  -----------
Total Activities Related to Real Estate                13,720
                                                  -----------

-------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
-------------------------------------------------------------
aQuantive* #                            299,084         7,376
Focus Media Holding ADR*                 95,440         6,336
                                                  -----------
Total Advertising & Related Services                   13,712
                                                  -----------

-------------------------------------------------------------
AGRICULTURAL CHEMICAL MANUFACTURING--0.5%
-------------------------------------------------------------
Agrium                                  185,840         5,852
                                                  -----------
Total Agricultural Chemical Manufacturing               5,852
                                                  -----------

-------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
MANUFACTURING--2.8%
-------------------------------------------------------------
Cameron International*                  239,230        12,691
National Oilwell Varco*                 131,800         8,064
Smith International #                   264,670        10,870
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                             31,625
                                                  -----------

-------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--1.3%
-------------------------------------------------------------
Harman International Industries         140,970        14,084
                                                  -----------
Total Audio & Video Equipment Manufacturing            14,084
                                                  -----------

-------------------------------------------------------------
BEVERAGE MANUFACTURING--0.6%
-------------------------------------------------------------
Hansen Natural* #                       189,660         6,388
                                                  -----------
Total Beverage Manufacturing                            6,388
                                                  -----------
-------------------------------------------------------------
CLOTHING STORES--0.6%
-------------------------------------------------------------
The Children's Place Retail Stores*#    110,030         6,989
                                                  -----------
Total Clothing Stores                                   6,989
                                                  -----------

-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.3%
-------------------------------------------------------------
Polycom*                                480,916        14,865
                                                  -----------
Total Communications Equipment Manufacturing           14,865
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.9%
-------------------------------------------------------------
Integrated Device Technology*           650,360   $    10,068
Isilon Systems* #                       169,205         4,670
Network Appliance*                      312,260        12,266
SanDisk*                                131,940         5,677
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                       32,681
                                                  -----------

-------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.7%
-------------------------------------------------------------
Digital River* #                        133,591         7,453
                                                  -----------
Total Computer Systems Design & Related Services        7,453
                                                  -----------

-------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--3.8%
-------------------------------------------------------------
Guess?* #                               226,180        14,347
Polo Ralph Lauren #                     199,300        15,478
Under Armour, Cl A* #                   245,281        12,374
                                                  -----------
Total Cut & Sew Apparel Manufacturing                  42,199
                                                  -----------

-------------------------------------------------------------
DATA PROCESSING SERVICES--1.3%
-------------------------------------------------------------
Fiserv*                                 278,451        14,596
                                                  -----------
Total Data Processing Services                         14,596
                                                  -----------

-------------------------------------------------------------
DEPARTMENT STORES--1.3%
-------------------------------------------------------------
J.C. Penney #                           194,080        15,014
                                                  -----------
Total Department Stores                                15,014
                                                  -----------

-------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.4%
-------------------------------------------------------------
Northern Trust                          193,438        11,740
Synovus Financial                       111,440         3,435
                                                  -----------
Total Depository Credit Intermediation                 15,175
                                                  -----------

-------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.0%
-------------------------------------------------------------
Henry Schein*                           114,569         5,611
Medicis Pharmaceutical, Cl A #          156,550         5,500
                                                  -----------
Total Drugs & Druggists' Sundries Wholesale            11,111
                                                  -----------

-------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--4.8%
-------------------------------------------------------------
Ametek #                                363,270        11,566
Applera - Applied Biosystems Group      252,977         9,282
DaVita*                                 130,127         7,402
Roper Industries #                      187,960         9,443

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
Thermo Fisher Scientific*               346,630   $    15,699
                                                  -----------
Total Electronic Instrument Manufacturing              53,392
                                                  -----------

-------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.7%
-------------------------------------------------------------
Nutri/System* #                         294,190        18,649
                                                  -----------
Total Electronic Shopping & Mail-Order Houses          18,649
                                                  -----------

-------------------------------------------------------------
FOUNDRIES--1.8%
-------------------------------------------------------------
Precision Castparts                     261,290        20,454
                                                  -----------
Total Foundries                                        20,454
                                                  -----------

-------------------------------------------------------------
GAMBLING INDUSTRIES--0.5%
-------------------------------------------------------------
Pinnacle Entertainment*                 168,810         5,594
                                                  -----------
Total Gambling Industries                               5,594
                                                  -----------

-------------------------------------------------------------
GLASS & GLASS PRODUCT MANUFACTURING--0.5%
-------------------------------------------------------------
Owens-Illinois*                         307,470         5,673
                                                  -----------
Total Glass & Glass Product Manufacturing               5,673
                                                  -----------

-------------------------------------------------------------
GRAIN & OILSEED MILLING--0.6%
-------------------------------------------------------------
Bunge #                                  98,370         7,133
                                                  -----------
Total Grain & Oilseed Milling                           7,133
                                                  -----------

-------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.9%
-------------------------------------------------------------
Intuitive Surgical* #                   105,160        10,085
                                                  -----------
Total Home Health Care Services                        10,085
                                                  -----------

-------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.2%
-------------------------------------------------------------
Cymer* #                                257,480        11,316
Kla-Tencor #                            416,700        20,731
Varian Semiconductor Equipment
   Associates* #                        323,340        14,718
                                                  -----------
Total Industrial Machinery Manufacturing               46,765
                                                  -----------

-------------------------------------------------------------
INFORMATION SERVICES--0.6%
-------------------------------------------------------------
Ctrip.com International ADR* #          109,284         6,828
                                                  -----------
Total Information Services                              6,828
                                                  -----------

-------------------------------------------------------------
INSURANCE CARRIERS--0.5%
-------------------------------------------------------------
Arch Capital Group*                      78,110         5,281
                                                  -----------
Total Insurance Carriers                                5,281
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--1.7%
-------------------------------------------------------------
C.H. Robinson Worldwide                 215,112   $     8,796
Monster Worldwide*                      220,085        10,265
                                                  -----------
Total Management & Technical Consulting Services       19,061
                                                  -----------

-------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.8%
-------------------------------------------------------------
St. Jude Medical*                       256,340         9,372
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        9,372
                                                  -----------

-------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.5%
-------------------------------------------------------------
Quicksilver Resources* #                168,470         6,164
Williams                                393,100        10,268
                                                  -----------
Total Natural Gas Distribution                         16,432
                                                  -----------

-------------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
-------------------------------------------------------------
Range Resources                         590,885        16,226
Southwestern Energy*                    141,120         4,946
                                                  -----------
Total Oil & Gas Extraction                             21,172
                                                  -----------

-------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.8%
-------------------------------------------------------------
General Cable*                          201,740         8,818
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                        8,818
                                                  -----------

-------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.6%
-------------------------------------------------------------
Affiliated Managers Group* #            118,900        12,500
T. Rowe Price Group #                   380,680        16,662
                                                  -----------
Total Other Financial Investment Activities            29,162
                                                  -----------

-------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.6%
-------------------------------------------------------------
McCormick                               179,820         6,934
                                                  -----------
Total Other Food Manufacturing                          6,934
                                                  -----------

-------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.9%
-------------------------------------------------------------
Macerich                                123,320        10,676
                                                  -----------
Total Other Investment Pools & Funds                   10,676
                                                  -----------

-------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.7%
-------------------------------------------------------------
Coach*                                  707,710        30,403
                                                  -----------
Total Other Leather & Allied Product Manufacturing     30,403
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.7%
-------------------------------------------------------------
International Game Technology           656,320   $    30,322
WMS Industries*                         316,690        11,040
                                                  -----------
Total Other Miscellaneous Manufacturing                41,362
                                                  -----------

-------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.9%
-------------------------------------------------------------
Psychiatric Solutions* #                282,904        10,614
                                                  -----------
Total Outpatient Care Centers                          10,614
                                                  -----------

-------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.8%
-------------------------------------------------------------
VistaPrint*                             274,690         9,095
                                                  -----------
Total Paper & Paper Product Wholesale                   9,095
                                                  -----------

-------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.4%
-------------------------------------------------------------
Alexion Pharmaceuticals*                181,270         7,322
Allergan #                              146,520        17,544
Forest Laboratories*                    217,370        10,999
Medimmune*                              258,874         8,380
New River Pharmaceuticals* #            107,140         5,862
Sepracor*                               139,550         8,593
Shire ADR                               209,392        12,932
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing          71,632
                                                  -----------

-------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.5%
-------------------------------------------------------------
Questar                                  64,670         5,371
                                                  -----------
Total Pipeline Transportation of Natural Gas            5,371
                                                  -----------

-------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
-------------------------------------------------------------
CSX                                     222,520         7,661
                                                  -----------
Total Rail Transportation                               7,661
                                                  -----------

-------------------------------------------------------------
REMEDIATION & OTHER WASTE MANAGEMENT SERVICES--0.7%
-------------------------------------------------------------
Harsco                                  104,520         7,954
                                                  -----------
Total Remediation & Other Waste
   Management Services                                  7,954
                                                  -----------

-------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--2.0%
-------------------------------------------------------------
Continental Airlines, Cl B*             326,620        13,473
U.S. Airways Group* #                   167,660         9,029
                                                  -----------
Total Scheduled Air Transportation                     22,502
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.8%
-------------------------------------------------------------
Celgene*                                350,694   $    20,176
Pharmaceutical Product Development      344,333        11,094
                                                  -----------
Total Scientific R&D Services                          31,270
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--1.3%
-------------------------------------------------------------
Greenhill #                             109,051         8,048
TD Ameritrade Holding #                 435,730         7,050
                                                  -----------
Total Securities & Commodity Contracts Brokerage       15,098
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.1%
-------------------------------------------------------------
IntercontinentalExchange*               140,660        15,177
NASDAQ Stock Market*                    268,150         8,256
                                                  -----------
Total Securities & Commodity Exchanges                 23,433
                                                  -----------

-------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--5.9%
-------------------------------------------------------------
Altera* #                               531,440        10,459
Energy Conversion Devices* #            155,337         5,278
JDS Uniphase* #                         498,000         8,297
MEMC Electronic Materials*              263,370        10,308
Nvidia*                                 538,281        19,922
QLogic*                                 526,320        11,537
                                                  -----------
Total Semiconductor & Electronic Component
   Manufacturing                                       65,801
                                                  -----------

-------------------------------------------------------------
SHIP & BOAT BUILDING--1.0%
-------------------------------------------------------------
McDermott International*                223,810        11,383
                                                  -----------
Total Ship & Boat Building                             11,383
                                                  -----------

-------------------------------------------------------------
SOFTWARE PUBLISHERS--7.4%
-------------------------------------------------------------
Activision* #                           624,339        10,764
Akamai Technologies* #                  320,792        17,040
Electronic Arts*                        218,323        10,995
F5 Networks*                            265,820        19,726
Salesforce.com* #                       415,880        15,159
VeriSign*                               392,460         9,439
                                                  -----------
Total Software Publishers                              83,123
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SPORTING GOODS AND MUSICAL INSTRUMENT STORES--0.6%
-------------------------------------------------------------
GameStop, Cl A* #                       132,730   $     7,315
                                                  -----------
Total Sporting Goods and Musical Instrument Stores      7,315
                                                  -----------

-------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.9%
-------------------------------------------------------------
Allegheny Technologies                  107,660         9,763
                                                  -----------
Total Steel Product Manufacturing from
   Purchased Steel                                      9,763
                                                  -----------

-------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--1.3%
-------------------------------------------------------------
WM Wrigley Jr                           276,440        14,297
                                                  -----------
Total Sugar & Confectionery Product Manufacturing      14,297
                                                  -----------

-------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--0.7%
-------------------------------------------------------------
Superior Energy Services*               231,020         7,550
                                                  -----------
Total Support Activities for Mining                     7,550
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS--4.1%
-------------------------------------------------------------
Crown Castle International*             304,930         9,849
Leap Wireless International*            111,984         6,660
NII Holdings*                           456,200        29,397
                                                  -----------
Total Telecommunications                               45,906
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--1.5%
-------------------------------------------------------------
American Tower, Cl A*                   460,210        17,157
                                                  -----------
Total Telecommunications Resellers                     17,157
                                                  -----------

-------------------------------------------------------------
TRAVELER ACCOMMODATION--3.5%
-------------------------------------------------------------
Hilton Hotels                           584,100        20,385
Wynn Resorts* #                         195,377        18,336
                                                  -----------
Total Traveler Accommodation                           38,721
-------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $936,149)                                   1,135,645


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
SECURITIES--16.7%
-------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)            187,214,431  $   187,214
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $187,214)                                     187,214
-------------------------------------------------------------

TOTAL INVESTMENTS--118.0%
  (COST $1,123,363)+                              $1,322,859
                                                  ==========

Percentages are based on Net Assets of $1,120,783.**
* Non-income producing security
** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $181,175,609.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $1,124,425, and the unrealized appreciation and depreciation were $213,533 and $(15,099), respectively.**

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMMON STOCK--100.6%
-------------------------------------------------------------
AUDIO & VIDEO EQUIPMENT MANUFACTURING--1.7%
-------------------------------------------------------------
Harman International Industries           4,130   $       413
                                                  -----------
Total Audio & Video Equipment Manufacturing               413
                                                  -----------

-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--6.9%
-------------------------------------------------------------
Polycom* #                               18,160           561
Research In Motion*                       8,820         1,127
                                                  -----------
Total Communications Equipment Manufacturing            1,688
                                                  -----------

-------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--6.1%
-------------------------------------------------------------
Apple*                                   17,390         1,475
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                        1,475
                                                  -----------

-------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--1.2%
-------------------------------------------------------------
Riverbed Technology* #                    9,630           296
                                                  -----------
Total Computer Systems Design & Related Services          296
                                                  -----------

-------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.9%
-------------------------------------------------------------
Guess?*                                   5,890           374
Under Armour, Cl A* #                     6,670           336
                                                  -----------
Total Cut & Sew Apparel Manufacturing                     710
                                                  -----------

-------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.6%
-------------------------------------------------------------
Nutri/System*                            13,950           884
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             884
                                                  -----------

-------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.8%
-------------------------------------------------------------
Intuitive Surgical*                       4,440           426
                                                  -----------
Total Home Health Care Services                           426
                                                  -----------

-------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--7.1%
-------------------------------------------------------------
Cymer*                                   16,510           725
Varian Semiconductor
   Equipment Associates*                 22,120         1,007
                                                  -----------
Total Industrial Machinery Manufacturing                1,732
                                                  -----------

-------------------------------------------------------------
INFORMATION SERVICES--4.9%
-------------------------------------------------------------
Google, Cl A*                             2,610         1,202
                                                  -----------
Total Information Services                              1,202
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.9%
-------------------------------------------------------------
Coach*                                   10,540   $       453
                                                  -----------
Total Other Leather & Allied Product Manufacturing        453
                                                  -----------

-------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.5%
-------------------------------------------------------------
International Game Technology            18,330           847
                                                  -----------
Total Other Miscellaneous Manufacturing                   847
                                                  -----------

-------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT MANUFACTURING--2.1%
-------------------------------------------------------------
Comtech Group* #                         28,380           516
                                                  -----------
Total Other Transportation Equipment Manufacturing        516
                                                  -----------

-------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.9%
-------------------------------------------------------------
Psychiatric Solutions* #                 19,110           717
                                                  -----------
Total Outpatient Care Centers                             717
                                                  -----------

-------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.8%
-------------------------------------------------------------
Alexion Pharmaceuticals* #                8,840           357
Allergan                                  4,760           570
Gilead Sciences*                         15,000           974
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           1,901
                                                  -----------

-------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.2%
-------------------------------------------------------------
Celgene*                                 13,520           778
                                                  -----------
Total Scientific R&D Services                             778
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--7.5%
-------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings, Cl A                         1,580           805
IntercontinentalExchange*                 4,310           465
NASDAQ Stock Market* #                   18,480           569
                                                  -----------
Total Securities & Commodity Exchanges                  1,839
                                                  -----------

-------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--11.9%
-------------------------------------------------------------
Cisco Systems*                           34,560           944
IPG Photonics* #                         15,280           367
JDS Uniphase*                            36,888           615
Nvidia*                                  26,230           971
                                                  -----------
Total Semiconductor & Electronic Component
   Manufacturing                                        2,897
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SOFTWARE PUBLISHERS--14.6%
-------------------------------------------------------------
Akamai Technologies*                     22,300   $     1,185
Altiris* #                               27,220           691
F5 Networks*                             13,450           998
Salesforce.com* #                        18,470           673
                                                  -----------
Total Software Publishers                               3,547
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS--7.2%
-------------------------------------------------------------
Leap Wireless International*              7,970           474
NII Holdings*                            19,910         1,283
                                                  -----------
Total Telecommunications                                1,757
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--1.8%
-------------------------------------------------------------
American Tower, Cl A*                    11,710           437
                                                  -----------
Total Telecommunications Resellers                        437
-------------------------------------------------------------
TOTAL COMMON STOCK
  (COST $19,105)                                       24,515
-------------------------------------------------------------

-------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--17.9%
-------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)             4,363,600         4,364
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES
  (COST $4,364)                                         4,364
-------------------------------------------------------------

-------------------------------------------------------------
CASH EQUIVALENT--0.0%
-------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**         9,219             9
-------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $9)                                                 9
-------------------------------------------------------------

TOTAL INVESTMENTS--118.5%
  (COST $23,478)+                                 $    28,888
                                                  ===========

Percentages are based on Net Assets of $24,382.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $4,179,464.

(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $23,478, and the unrealized appreciation and depreciation were $5,608 and $(198), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMMON STOCK--98.5%
-------------------------------------------------------------

-------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.6%
-------------------------------------------------------------
inVentiv Health*                         35,360   $     1,250
                                                  -----------
Total Advertising & Related Services                    1,250
                                                  -----------

-------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.3%
-------------------------------------------------------------
AAR*                                     34,150           997
                                                  -----------
Total Aerospace Product & Parts Manufacturing             997
                                                  -----------

-------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY
   MANUFACTURING--1.9%
-------------------------------------------------------------
Hydril*                                   7,980           600
Oil States International*                27,870           898
                                                  -----------
Total Agriculture, Construction & Mining
   Machinery Manufacturing                              1,498
                                                  -----------

-------------------------------------------------------------
ARCHITECTURAL & ENGINEERING SERVICES--1.5%
-------------------------------------------------------------
Washington Group International*          19,105         1,142
                                                  -----------
Total Architectural & Engineering Services              1,142
                                                  -----------

-------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.3%
-------------------------------------------------------------
Griffon*                                 24,500           625
RTI International Metals*                 5,280           413
                                                  -----------
Total Architectural & Structural Metals
 Manufacturing                                          1,038
                                                  -----------

-------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.5%
-------------------------------------------------------------
VeraSun Energy* #                        20,060           396
                                                  -----------
Total Basic Chemical Manufacturing                        396
                                                  -----------

-------------------------------------------------------------
CLAY PRODUCT & REFRACTORY MANUFACTURING--0.5%
-------------------------------------------------------------
Ceradyne*                                 6,880           389
                                                  -----------
Total Clay Product & Refractory Manufacturing             389
                                                  -----------

-------------------------------------------------------------
CLOTHING STORES--1.5%
-------------------------------------------------------------
Carter's*                                22,150           565
Tween Brands*                            15,230           608
                                                  -----------
Total Clothing Stores                                   1,173
                                                  -----------

-------------------------------------------------------------
COMMERCIAL MACHINERY REPAIR AND MAINTENANCE--0.8%
-------------------------------------------------------------
Allis-Chalmers Energy*                   25,660           591
                                                  -----------
Total Commercial Machinery Repair and Maintenance         591
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.8%
-------------------------------------------------------------
ECI Telecom*                             58,580   $       507
Nice Systems ADR*                        28,880           889
Polycom*                                 25,530           789
                                                  -----------
Total Communications Equipment Manufacturing            2,185
                                                  -----------

-------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.1%
-------------------------------------------------------------
Emulex*                                  42,440           828
                                                  -----------
Total Computer & Peripheral Equipment
   Manufacturing                                          828
                                                  -----------

-------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.5%
-------------------------------------------------------------
CACI International, Cl A*                13,660           772
Foundry Networks*                        84,440         1,265
Mentor Graphics*                         38,670           697
                                                  -----------
Total Computer Systems Design & Related Services        2,734
                                                  -----------

-------------------------------------------------------------
DATA PROCESSING SERVICES--2.4%
-------------------------------------------------------------
Arbitron                                 17,800           773
eFunds*                                  39,460         1,085
                                                  -----------
Total Data Processing Services                          1,858
                                                  -----------

-------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.8%
-------------------------------------------------------------
First Midwest Bancorp                    21,150           818
Greater Bay Bancorp                      21,310           561
SVB Financial Group*                     17,000           793
                                                  -----------
Total Depository Credit Intermediation                  2,172
                                                  -----------

-------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--1.8%
-------------------------------------------------------------
El Paso Electric*                        27,610           673
Unisource Energy                         20,520           749
                                                  -----------
Total Electric Power Generation,
 Transmission & Distribution                            1,422
                                                  -----------

-------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--1.0%
-------------------------------------------------------------
Arris Group*                             60,190           753
                                                  -----------
Total Electrical Goods Wholesale                          753
                                                  -----------

-------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--2.8%
-------------------------------------------------------------
Analogic #                               13,286           746

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
Itron*                                   11,960   $       620
Sirona Dental Systems*                   20,790           801
                                                  -----------
Total Electronic Instrument Manufacturing               2,167
                                                  -----------

-------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.9%
-------------------------------------------------------------
PolyMedica #                             17,170           694
                                                  -----------
Total Electronic Shopping & Mail-Order Houses             694
                                                  -----------

-------------------------------------------------------------
FOOTWEAR MANUFACTURING--2.5%
-------------------------------------------------------------
Skechers U.S.A., Cl A*                   33,540         1,117
Wolverine World Wide                     30,090           858
                                                  -----------
Total Footwear Manufacturing                            1,975
                                                  -----------

-------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.9%
-------------------------------------------------------------
Applebees International                  37,490           925
Bob Evans Farms #                        16,330           559
                                                  -----------
Total Full-Service Restaurants                          1,484
                                                  -----------

-------------------------------------------------------------
GAMBLING INDUSTRIES--0.7%
-------------------------------------------------------------
Pinnacle Entertainment*                  17,690           586
                                                  -----------
Total Gambling Industries                                 586
                                                  -----------

-------------------------------------------------------------
GRAIN & OILSEED MILLING--0.9%
-------------------------------------------------------------
Ralcorp Holdings*                        14,090           717
                                                  -----------
Total Grain & Oilseed Milling                             717
                                                  -----------

-------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.0%
-------------------------------------------------------------
MKS Instruments*                         31,560           712
Varian Semiconductor Equipment
   Associates*                           18,710           852
                                                  -----------
Total Industrial Machinery Manufacturing                1,564
                                                  -----------

-------------------------------------------------------------
INFORMATION SERVICES--2.3%
-------------------------------------------------------------
Sina*                                    35,290         1,013
WebEx Communications*                    23,030           803
                                                  -----------
Total Information Services                              1,816
                                                  -----------

-------------------------------------------------------------
INSURANCE CARRIERS--4.5%
-------------------------------------------------------------
Delphi Financial Group, Cl A             25,395         1,028


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
IPC Holdings                             34,530   $     1,086
ProAssurance*                            15,881           793
Tower Group                              19,680           611
                                                  -----------
Total Insurance Carriers                                3,518
                                                  -----------

-------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.2%
-------------------------------------------------------------
Domino's Pizza                           32,910           922
                                                  -----------
Total Limited-Service Eating Places                       922
                                                  -----------

-------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--1.8%
-------------------------------------------------------------
FTI Consulting*                          26,630           743
Gartner*                                 35,350           699
                                                  -----------
Total Management & Technical Consulting Services        1,442
                                                  -----------

-------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.1%
-------------------------------------------------------------
Haemonetics*                             18,380           827
                                                  -----------
Total Medical Equipment & Supplies Manufacturing          827
                                                  -----------

-------------------------------------------------------------
METAL ORE MINING--1.8%
-------------------------------------------------------------
Cleveland-Cliffs                         13,400           649
Randgold Resources ADR*                  33,180           779
                                                  -----------
Total Metal Ore Mining                                  1,428
                                                  -----------

-------------------------------------------------------------
MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS--1.1%
-------------------------------------------------------------
Cabela's* #                              36,360           877
                                                  -----------
Total Miscellaneous Durable Goods Merchant
   Wholesalers                                            877
                                                  -----------

-------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.5%
-------------------------------------------------------------
Central Garden and Pet*                   8,410           407
                                                  -----------
Total Miscellaneous Nondurable Goods Wholesale            407
                                                  -----------

-------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--2.5%
-------------------------------------------------------------
Lions Gate Entertainment* #              78,310           840
Macrovision*                             38,780         1,096
                                                  -----------
Total Motion Picture & Video Industries                 1,936
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--0.9%
-------------------------------------------------------------
Tenneco*                                 30,130   $       745
                                                  -----------
Total Motor Vehicle Body & Trailer Manufacturing          745
                                                  -----------

-------------------------------------------------------------
NONMETALLIC MINERAL MINING & QUARRYING--0.7%
-------------------------------------------------------------
Compass Minerals International           17,530           553
                                                  -----------
Total Nonmetallic Mineral Mining & Quarrying              553
                                                  -----------

-------------------------------------------------------------
NURSING CARE FACILITIES--1.3%
-------------------------------------------------------------
Genesis HealthCare*                      21,010           992
                                                  -----------
Total Nursing Care Facilities                             992
                                                  -----------

-------------------------------------------------------------
OIL & GAS EXTRACTION--1.9%
-------------------------------------------------------------
Comstock Resources*                      29,040           902
Petroleum Development*                   12,760           549
                                                  -----------
Total Oil & Gas Extraction                              1,451
                                                  -----------

-------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.9%
-------------------------------------------------------------
Vail Resorts*                            15,280           685
                                                  -----------
Total Other Amusement & Recreation Industries             685
                                                  -----------

-------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--1.2%
-------------------------------------------------------------
Andrew*                                  94,830           970
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                          970
                                                  -----------

-------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--2.1%
-------------------------------------------------------------
Kaydon                                   22,470           893
Watts Water Technologies, Cl A           18,750           771
                                                  -----------
Total Other Fabricated Metal Product Manufacturing      1,664
                                                  -----------

-----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.7%
-------------------------------------------------------------
Harris & Harris Group* #                 28,270           342
Waddell & Reed Financial, Cl A           35,660           975
                                                  -----------
Total Other Financial Investment Activities             1,317
                                                  -----------

-------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--1.4%
-------------------------------------------------------------
BJ's Wholesale Club*                     35,410         1,102
                                                  -----------
Total Other General Merchandise Stores                  1,102
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--5.5%
-------------------------------------------------------------
BioMed Realty Trust                      27,080   $       774
Corporate Office Properties Trust #      11,930           602
First Potomac Realty Trust               21,130           615
LaSalle Hotel Properties                 19,640           901
Mid-America Apartment Communities        10,330           591
Strategic Hotels & Resorts               36,700           800
                                                  -----------
Total Other Investment Pools & Funds                    4,283
                                                  -----------

-------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
-------------------------------------------------------------
WMS Industries*                          24,290           847
                                                  -----------
Total Other Miscellaneous Manufacturing                   847
                                                  -----------

-------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCTS--0.5%
-------------------------------------------------------------
Brush Engineered Materials*              11,550           390
                                                  -----------
Total Other Nonmetallic Mineral Products                  390
                                                  -----------

-------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.4%
-------------------------------------------------------------
Psychiatric Solutions*                   29,030         1,089
                                                  -----------
Total Outpatient Care Centers                           1,089
                                                  -----------

-------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--3.1%
-------------------------------------------------------------
Alexion Pharmaceuticals*                 12,880           520
American Oriental Bioengineering*        54,860           640
Ligand Pharmaceuticals, Cl B*            68,620           752
United Therapeutics*                     10,010           544
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing           2,456
                                                  -----------

-------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.9%
-------------------------------------------------------------
Jarden*                                  21,020           731
                                                  -----------
Total Plastics Product Manufacturing                      731
                                                  -----------

-------------------------------------------------------------
PROMOTERS OF PERFORMING ARTS AND SPORTS--1.0%
-------------------------------------------------------------
Live Nation                              35,550           796
                                                  -----------
Total Promoters of Performing Arts and Sports             796
                                                  -----------

-------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.0%
-------------------------------------------------------------
Glatfelter                               50,940           790
                                                  -----------
Total Pulp, Paper & Paperboard Mills                      790
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2006 (Unaudited)



                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
-------------------------------------------------------------
Alaska Air Group*                        20,150   $       796
                                                  -----------
Total Scheduled Air Transportation                        796
                                                  -----------

-------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.2%
-------------------------------------------------------------
Techne*                                  17,360           963
                                                  -----------
Total Scientific R&D Services                             963
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--2.1%
-------------------------------------------------------------
GFI Group*                               19,480         1,213
Investment Technology Group*             10,790           463
                                                  -----------
Total Securities & Commodity Contracts Brokerage        1,676
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.8%
-------------------------------------------------------------
International Securities Exchange
   Holdings                              14,100           660
                                                  -----------
Total Securities & Commodity Exchanges                    660
                                                  -----------

-------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--5.1%
-------------------------------------------------------------
ATMI*                                    27,750           847
ON Semiconductor*                       161,010         1,219
Semtech*                                 59,810           782
Silicon Image*                           41,530           528
Verigy*                                  33,110           588
                                                  -----------
Total Semiconductor & Electronic Component
   Manufacturing                                        3,964
                                                  -----------

-------------------------------------------------------------
SOFTWARE PUBLISHERS--2.0%
-------------------------------------------------------------
THQ*                                     24,115           784
Transaction Systems Architects*          23,670           771
                                                  -----------
Total Software Publishers                               1,555
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS--3.3%
-------------------------------------------------------------
Brightpoint*                             50,200           675
NeuStar, Cl A*                           25,630           832
Tekelec*                                 70,350         1,043
                                                  -----------
Total Telecommunications                                2,550
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
WASTE COLLECTION--1.4%
-------------------------------------------------------------
Clean Harbors*                           22,280   $     1,079
                                                  -----------
Total Waste Collection                                  1,079
                                                  -----------

-------------------------------------------------------------
WATER TRANSPORTATION SUPPORT ACTIVITIES--0.2%
-------------------------------------------------------------
Kirby*                                    4,150           142
                                                  -----------
Total Water Transportation Support Activities             142
                                                  -----------
-------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $68,577)                                       77,032
-------------------------------------------------------------

-------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.4%
-------------------------------------------------------------
iShares Russell 2000 Index Fund          13,890         1,084
                                                  -----------
-------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
  (COST $935)                                           1,084
-------------------------------------------------------------

-------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
  LOANED SECURITIES--4.5%
-------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)             3,513,300         3,513
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $3,513)                                         3,513
-------------------------------------------------------------

-------------------------------------------------------------
CASH EQUIVALENT--0.5%
-------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**       414,860           415
-------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $415)                                             415
-------------------------------------------------------------

TOTAL INVESTMENTS--104.9%
  (COST $73,440)+                                 $    82,044
                                                  ===========

Percentages are based on Net Assets of $78,205.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $3,360,108.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
December 31, 2006 (Unaudited)

(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $73,607, and the unrealized appreciation and depreciation were $9,232 and $(795), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
COMMON STOCK--96.3%
-------------------------------------------------------------

-------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--1.4%
-------------------------------------------------------------
Heartland Payment Systems* #             79,460   $     2,245
Net 1 UEPS Technologies*                 61,260         1,811
                                                  -----------
Total Activities Related to Credit Intermediation       4,056
                                                  -----------

-------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.3%
-------------------------------------------------------------
aQuantive* #                            146,520         3,613
                                                  -----------
Total Advertising & Related Services                    3,613
                                                  -----------

-------------------------------------------------------------
ARCHITECTURAL & ENGINEERING SERVICES--0.8%
-------------------------------------------------------------
Infrasource Services*                   103,490         2,253
                                                  -----------
Total Architectural & Engineering Services              2,253
                                                  -----------

-------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.2%
-------------------------------------------------------------
RTI International Metals*                22,050         1,725
Valmont Industries                       28,800         1,598
                                                  -----------
Total Architectural & Structural Metals
 Manufacturing                                          3,323
                                                  -----------

-------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER MANUFACTURING--0.8%
-------------------------------------------------------------
Silgan Holdings #                        49,640         2,180
                                                  -----------
Total Boiler, Tank & Shipping Container
   Manufacturing                                        2,180
                                                  -----------

-------------------------------------------------------------
CLOTHING STORES--1.7%
-------------------------------------------------------------
Casual Male Retail Group*               188,456         2,459
The Children's Place Retail Stores*      37,240         2,366
                                                  -----------
Total Clothing Stores                                   4,825
                                                  -----------

-------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.8%
-------------------------------------------------------------
Anadigics* #                            190,880         1,691
Nice Systems ADR*                        60,160         1,852
Polycom*                                143,690         4,441
                                                  -----------
Total Communications Equipment Manufacturing            7,984
                                                  -----------

-------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--1.0%
-------------------------------------------------------------
Sunrise Senior Living*                   92,860         2,853
                                                  -----------
Total Community Care Facilities for the Elderly         2,853
                                                  -----------

-------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--5.8%
-------------------------------------------------------------
Atheros Communications* #                90,870         1,937


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
Digital Insight*                         71,340   $     2,746
Digital River* #                         62,480         3,486
Foundry Networks*                       115,400         1,729
Micros Systems*                          54,040         2,848
Quality Systems* #                       43,380         1,617
Riverbed Technology* #                   63,600         1,952
                                                  -----------
Total Computer Systems Design & Related Services       16,315
                                                  -----------

-------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.2%
-------------------------------------------------------------
Cenveo*                                 156,820         3,325
                                                  -----------
Total Converted Paper Product Manufacturing             3,325
                                                  -----------

-------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--3.4%
-------------------------------------------------------------
Guess?*                                  50,270         3,189
Phillips-Van Heusen                      66,190         3,321
Under Armour, Cl A* #                    61,280         3,091
                                                  -----------
Total Cut & Sew Apparel Manufacturing                   9,601
                                                  -----------

-------------------------------------------------------------
DATA PROCESSING SERVICES--0.7%
-------------------------------------------------------------
Arbitron                                 45,560         1,979
                                                  -----------
Total Data Processing Services                          1,979
                                                  -----------

-------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--1.7%
-------------------------------------------------------------
American Commercial Lines* #             38,510         2,523
Hornbeck Offshore Services*              66,570         2,376
                                                  -----------
Total Deep Sea, Coastal & Great Lakes
 Water Transportation                                   4,899
                                                  -----------

-------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.2%
-------------------------------------------------------------
Hanmi Financial                          84,690         1,908
United Community Banks                   49,700         1,606
                                                  -----------
Total Depository Credit Intermediation                  3,514
                                                  -----------

-------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.2%
-------------------------------------------------------------
Medicis Pharmaceutical, Cl A #           95,840         3,367
                                                  -----------
Total Drugs & Druggists' Sundries Wholesale             3,367
                                                  -----------

-------------------------------------------------------------
ELECTRIC LIGHTING EQUIPMENT MANUFACTURING--1.9%
-------------------------------------------------------------
Acuity Brands #                          49,240         2,562

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
Genlyte Group*                           34,870   $     2,724
                                                  -----------
Total Electric Lighting Equipment Manufacturing         5,286
                                                  -----------

-------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--2.2%
-------------------------------------------------------------
Hologic* #                               63,990         3,025
Mentor                                   42,620         2,083
Teledyne Technologies*                   27,110         1,088
                                                  -----------
Total Electronic Instrument Manufacturing               6,196
                                                  -----------

-------------------------------------------------------------
EMPLOYMENT SERVICES--2.0%
-------------------------------------------------------------
Administaff                              86,660         3,707
AMN Healthcare Services*                 69,650         1,918
                                                  -----------
Total Employment Services                               5,625
                                                  -----------

-------------------------------------------------------------
FOOTWEAR MANUFACTURING--2.0%
-------------------------------------------------------------
DSW, Cl A* #                             61,680         2,379
Iconix Brand Group*                     166,520         3,229
                                                  -----------
Total Footwear Manufacturing                            5,608
                                                  -----------

-------------------------------------------------------------
FORGING & STAMPING--0.6%
-------------------------------------------------------------
Ladish*                                  43,980         1,631
                                                  -----------
Total Forging & Stamping                                1,631
                                                  -----------

-------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
-------------------------------------------------------------
McCormick & Schmick's Seafood
   Restaurants*                          81,680         1,964
                                                  -----------
Total Full-Service Restaurants                          1,964
                                                  -----------

-------------------------------------------------------------
GAMBLING INDUSTRIES--0.8%
-------------------------------------------------------------
Pinnacle Entertainment*                  72,520         2,403
                                                  -----------
Total Gambling Industries                               2,403
                                                  -----------

-------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALE--1.2%
-------------------------------------------------------------
United Natural Foods* #                  93,870         3,372
                                                  -----------
Total Grocery & Related Product Wholesale               3,372
                                                  -----------

-------------------------------------------------------------
GROCERY STORES--0.5%
-------------------------------------------------------------
Pantry*                                  30,330         1,421
                                                  -----------
Total Grocery Stores                                    1,421
                                                  -----------

-------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--4.2%
-------------------------------------------------------------
Cymer*                                   78,420         3,447
Tessera Technologies*                    75,050         3,027


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
Varian Semiconductor Equipment
  Associates* #                         119,290   $     5,430
                                                  -----------
Total Industrial Machinery Manufacturing               11,904
                                                  -----------

-------------------------------------------------------------
INFORMATION SERVICES--4.3%
-------------------------------------------------------------
Cogent Communications Group*            133,550         2,166
Ctrip.com International ADR*             20,560         1,285
Equinix*                                 38,670         2,924
Internap Network Services* #            101,940         2,025
Opsware* #                              186,140         1,642
WebEx Communications* #                  65,910         2,300
                                                  -----------
Total Information Services                             12,342
                                                  -----------

-------------------------------------------------------------
INSURANCE CARRIERS--1.7%
-------------------------------------------------------------
Argonaut Group*                          60,064         2,094
WellCare Health Plans* #                 37,790         2,604
                                                  -----------
Total Insurance Carriers                                4,698
                                                  -----------

-------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--1.4%
-------------------------------------------------------------
HUB Group, Cl A*                         72,040         1,985
Huron Consulting Group*                  43,830         1,987
                                                  -----------
Total Management & Technical Consulting Services        3,972
                                                  -----------

-------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.5%
-------------------------------------------------------------
Icon ADR*                                36,140         1,363
                                                  -----------
Total Medical & Diagnostic Laboratories                 1,363
                                                  -----------

-------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.5%
-------------------------------------------------------------
Kyphon*                                  44,720         1,807
Ventana Medical Systems* #               21,110           908
West Pharmaceutical Services             85,360         4,373
                                                  -----------
Total Medical Equipment & Supplies Manufacturing        7,088
                                                  -----------

-------------------------------------------------------------
METAL ORE MINING--0.8%
-------------------------------------------------------------
PAN American Silver*                     87,920         2,213
                                                  -----------
Total Metal Ore Mining                                  2,213
                                                  -----------

-------------------------------------------------------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--0.7%
-------------------------------------------------------------
Crosstex Energy                          59,610         1,889
                                                  -----------
Total Natural Gas Transmission & Distribution           1,889
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
OFFICE FURNITURE AND FIXTURES MANUFACTURING--0.7%
-------------------------------------------------------------
Knoll                                    86,420   $     1,901
                                                  -----------
Total Office Furniture and Fixtures Manufacturing       1,901
                                                  -----------

-------------------------------------------------------------
OIL & GAS EXTRACTION--2.6%
-------------------------------------------------------------
Arena Resources*                         49,330         2,107
Goodrich Petroleum* #                    50,990         1,844
Mariner Energy*                          94,430         1,851
Penn Virginia                            21,030         1,473
                                                  -----------
Total Oil & Gas Extraction                              7,275
                                                  -----------

-------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--1.0%
-------------------------------------------------------------
Life Time Fitness* #                     59,050         2,864
                                                  -----------
Total Other Amusement & Recreation Industries           2,864
                                                  -----------

-------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--0.9%
-------------------------------------------------------------
General Cable*                           57,610         2,518
                                                  -----------
Total Other Electrical Equipment & Component
   Manufacturing                                        2,518
                                                  -----------

-------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
-------------------------------------------------------------
Waddell & Reed Financial, Cl A          109,400         2,993
                                                  -----------
Total Other Financial Investment Activities             2,993
                                                  -----------

-------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.8%
-------------------------------------------------------------
Hercules*                               114,480         2,211
                                                  -----------
Total Other Food Manufacturing                          2,211
                                                  -----------

-------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.3%
-------------------------------------------------------------
Dril-Quip*                               58,680         2,298
Gardner Denver*                          35,780         1,335
                                                  -----------
Total Other General Purpose Machinery
 Manufacturing                                          3,633
                                                  -----------

-------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--2.9%
-------------------------------------------------------------
Corporate Office Properties Trust #      42,950         2,168
Digital Realty Trust #                   88,420         3,027
Highland Hospitality                    111,520         1,589
Home Properties #                        26,430         1,566
                                                  -----------
Total Other Investment Pools & Funds                    8,350
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.2%
-------------------------------------------------------------
WMS Industries*                          94,970   $     3,311
                                                  -----------
Total Other Miscellaneous Manufacturing                 3,311
                                                  -----------

-------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT MANUFACTURING--1.1%
-------------------------------------------------------------
Comtech Group*                          176,060         3,203
                                                  -----------
Total Other Transportation Equipment Manufacturing      3,203
                                                  -----------

-------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.7%
-------------------------------------------------------------
Psychiatric Solutions* #                131,050         4,917
                                                  -----------
Total Outpatient Care Centers                           4,917
                                                  -----------

-------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--1.0%
-------------------------------------------------------------
H.B. Fuller                             108,490         2,801
                                                  -----------
Total Paint, Coating & Adhesive Manufacturing           2,801
                                                  -----------

-------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--1.1%
-------------------------------------------------------------
VistaPrint*                              97,150         3,217
                                                  -----------
Total Paper & Paper Product Wholesale                   3,217
                                                  -----------

-------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.6%
-------------------------------------------------------------
Adams Respiratory Therapeutics* #        43,960         1,794
Alexion Pharmaceuticals*                 69,590         2,811
Alnylam Pharmaceuticals* #               52,060         1,114
Array Biopharma*                        112,390         1,452
Immucor*                                 39,140         1,144
InterMune*                               64,800         1,992
KV Pharmaceutical, Cl A*                 70,380         1,674
New River Pharmaceuticals* #             70,916         3,880
Progenics Pharmaceuticals*               53,450         1,376
United Therapeutics*                     27,520         1,496
                                                  -----------
Total Pharmaceutical & Medicine Manufacturing          18,733
                                                  -----------

-------------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.8%
-------------------------------------------------------------
Cooper Tire & Rubber #                  159,800         2,285
                                                  -----------
Total Rubber Product Manufacturing                      2,285
                                                  -----------

-------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
-------------------------------------------------------------
Airtran Holdings*                       176,920         2,077
                                                  -----------
Total Scheduled Air Transportation                      2,077
                                                  -----------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2006 (Unaudited)

                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.7%
-------------------------------------------------------------
Illumina*                                65,730   $     2,584
Parexel International*                   75,180         2,178
                                                  -----------
Total Scientific R&D Services                           4,762
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--1.6%
-------------------------------------------------------------
Greenhill #                              40,120         2,961
Penson Worldwide* #                      53,500         1,466
                                                  -----------
Total Securities & Commodity Contracts Brokerage        4,427
                                                  -----------

-------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.6%
-------------------------------------------------------------
International Securities Exchange
   Holdings                              33,820         1,582
                                                  -----------
Total Securities & Commodity Exchanges                  1,582
                                                  -----------

-------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--1.3%
-------------------------------------------------------------
Energy Conversion Devices* #             36,810         1,251
IPG Photonics* #                         56,690         1,360
Sirf Technology Holdings* #              47,090         1,202
                                                  -----------
Total Semiconductor & Electronic Component
   Manufacturing                                        3,813
                                                  -----------

-------------------------------------------------------------
SOFTWARE PUBLISHERS--4.5%
-------------------------------------------------------------
Advent Software* #                       55,540         1,960
Altiris*                                119,990         3,045
Blackbaud                               118,440         3,079
THQ*                                     90,010         2,927
Transaction Systems Architects*          53,070         1,729
                                                  -----------
Total Software Publishers                              12,740
                                                  -----------

-------------------------------------------------------------
SPORTING GOODS AND MUSICAL INSTRUMENT STORES--0.9%
-------------------------------------------------------------
Zumiez* #                                89,820         2,653
                                                  -----------
Total Sporting Goods and Musical Instrument Stores      2,653
                                                  -----------

-------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.7%
-------------------------------------------------------------
Barnes Group #                           92,450         2,011
                                                  -----------
Total Spring & Wire Product Manufacturing               2,011
                                                  -----------


                                                     Value
                                          Shares     (000)
-------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.7%
-------------------------------------------------------------
Oregon Steel Mills*                      34,060   $     2,126
                                                  -----------
Total Steel Product Manufacturing from
   Purchased Steel                                      2,126
                                                  -----------

-------------------------------------------------------------
SUPPORT ACTIVITIES FOR MINING--1.5%
-------------------------------------------------------------
Core Laboratories*                       28,060         2,273
W-H Energy Services*                     40,920         1,992
                                                  -----------
Total Support Activities for Mining                     4,265
                                                  -----------

-------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
-------------------------------------------------------------
SBA Communications, Cl A*                50,500         1,389
Sonus Networks*                         313,924         2,069
Time Warner Telecom, Cl A*              169,420         3,376
                                                  -----------
Total Telecommunications                                6,834
                                                  -----------

-------------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.8%
-------------------------------------------------------------
Priceline.com* #                         54,370         2,371
                                                  -----------
Total Travel Arrangement & Reservation Services         2,371
                                                  -----------
-------------------------------------------------------------
TOTAL COMMON STOCK                                -----------
  (COST $230,100)                                     272,935
-------------------------------------------------------------

-------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES--20.0%
-------------------------------------------------------------
Boston Global Investment Trust --
   Enhanced Portfolio (1)            56,654,360        56,654
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
  FOR LOANED SECURITIES                           -----------
  (COST $56,654)                                       56,654
-------------------------------------------------------------

-------------------------------------------------------------
CASH EQUIVALENT--4.5%
-------------------------------------------------------------
BlackRock TempCash Fund,
   Institutional Shares, 5.198%**    12,833,025        12,833
-------------------------------------------------------------
TOTAL CASH EQUIVALENT                             -----------
  (COST $12,833)                                       12,833
-------------------------------------------------------------

TOTAL INVESTMENTS--120.8%
  (COST $299,587)+                                $   342,422
                                                  ===========

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
December 31, 2006 (Unaudited)

Percentages are based on Net Assets of $283,422.***
* Non-income producing security
** Rate shown is the 7-day effective yield as of December 31, 2006.
*** These numbers have been rounded to the nearest thousands.
# Security fully or partially on loan at December 31, 2006. The total value of securities on loan at December 31, 2006, was $54,086,142.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Enhanced Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
+ At December 31, 2006, the tax basis cost of the Fund's investments was $299,795, and the unrealized appreciation and depreciation were $45,716 and $(3,089), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.   Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Turner Funds


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: February 27, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Controller and CFO

Date: February 27, 2007

* Print the name and title of each signing officer under his or her signature.